Financial Risk Management Objectives and Policies - Summary of Debt Ratio (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total liabilities	¥ 177,416	¥ 170,949
Total assets	¥ 239,017	¥ 229,727
Debt ratio	0.74%	0.74%